Shareholders' Equity and Redeemable Non-controlling Interests, Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Shareholders' Equity and Redeemable Non-controlling Interests [Abstract]
Dividends declared [Table Text Block]
Dividend Distributions—The following table summarizes the dividends paid to common shareholders in the periods presented, including the special dividend that our board of directors declared in May 2022:

Millions of dollars, except per share amounts	Dividend Per Ordinary Share	Aggregate Dividends Paid	Date of Record
For the year 2022:
March - Quarterly dividend	$1.13	$371	March 7, 2022
June - Quarterly dividend	1.19	389	June 6, 2022
June - Special dividend	5.20	1,704	June 6, 2022
September - Quarterly dividend	1.19	388	August 29, 2022
December - Quarterly dividend	1.19	386	November 28, 2022
	$9.90	$3,238
For the year 2021:
March - Quarterly dividend	$1.05	$352	March 8, 2021
June - Quarterly dividend	1.13	378	June 7, 2021
September - Quarterly dividend	1.13	380	August 30, 2021
December - Quarterly dividend	1.13	376	November 29, 2021
	$4.44	$1,486
In addition to the dividends paid to ordinary shareholders above, in 2022 we paid $8 million of dividend equivalents to holders of RSUs, which are recognized as dividends in Retained earnings. See Note 2 to the Consolidated Financial Statements.

Schedule of share repurchase programs [Table Text Block]
The following table summarizes our share repurchase activity for the periods presented:

Millions of dollars, except shares and per share amounts	Shares Repurchased	Average Purchase Price	Total Purchase Price, Including Commissions and Fees
For the year 2022:
2021 Share Repurchase Authorization	2,111,538	$97.72	$206
2022 Share Repurchase Authorization	2,286,216	87.50	200
	4,397,754	$92.41	$406
For the year 2021:
2021 Share Repurchase Authorization	5,163,334	$92.37	$477
	5,163,334	$92.37	$477
For the year 2020:
September 2019 Share Repurchase Authorization	50,685	$78.93	$4
2020 Share Repurchase Authorization	—	—	—
	50,685	$78.93	$4
Total cash paid for share repurchases for the years ended December 31, 2022, 2021 and 2020 was $420 million, $463 million and $4 million, respectively. Cash payments made during the reporting period may differ from the total purchase price, including commissions and fees, due to the timing of payments.
Schedule of changes in ordinary and treasury shares outstanding during the period [Table Text Block]
Ordinary Shares—The changes in the outstanding amounts of ordinary shares are as follows:

	Year Ended December 31,
	2022	2021	2020
Ordinary shares outstanding:
Beginning balance	329,536,389	334,015,220	333,476,883
Share-based compensation	291,104	468,131	263,786
Employee stock purchase plan	293,828	216,372	325,236
Purchase of ordinary shares	(4,397,754)	(5,163,334)	(50,685)
Ending balance	325,723,567	329,536,389	334,015,220
Treasury Shares—The changes in the amounts of treasury shares held by the Company are as follows:

	Year Ended December 31,
	2022	2021	2020
Ordinary shares held as treasury shares:
Beginning balance	10,675,605	6,030,408	6,568,745
Share-based compensation	(291,104)	(468,131)	(263,786)
Employee stock purchase plan	(83,324)	(50,006)	(325,236)
Purchase of ordinary shares	4,397,754	5,163,334	50,685
Ending balance	14,698,931	10,675,605	6,030,408

Schedule of accumulated other comprehensive income (loss) [Table Text Block]	Accumulated Other Comprehensive Loss—The components of, and after-tax changes in, Accumulated other comprehensive loss as of and for the years ended December 31, 2022, 2021 and 2020 are presented in the following table:

Millions of dollars	Financial Derivatives	Unrealized Gains (Losses) on Available-for-Sale Debt Securities	Defined Benefit Pension and Other Post-retirement Benefit Plans	Foreign Currency Translation Adjustments	Total
Balance—December 31, 2019	$(200)	$—	$(711)	$(873)	$(1,784)
Other comprehensive income (loss) before reclassifications	(471)	1	(109)	77	(502)
Tax benefit before reclassifications	110	—	25	30	165
Amounts reclassified from accumulated other comprehensive loss	175	—	58	—	233
Tax expense	(40)	—	(15)	—	(55)
Net other comprehensive income (loss)	(226)	1	(41)	107	(159)
Balance—December 31, 2020	$(426)	$1	$(752)	$(766)	$(1,943)

Other comprehensive income (loss) before reclassifications	$336	$(1)	$214	$(110)	$439
Tax expense before reclassifications	(64)	—	(50)	(45)	(159)
Amounts reclassified from accumulated other comprehensive loss	(244)	—	77	—	(167)
Tax (expense) benefit	44	—	(17)	—	27
Net other comprehensive income (loss)	72	(1)	224	(155)	140
Balance—December 31, 2021	$(354)	$—	$(528)	$(921)	$(1,803)

Other comprehensive income (loss) before reclassifications	$393	$—	$342	$(64)	$671
Tax expense before reclassifications	(86)	—	(95)	(59)	(240)
Amounts reclassified from accumulated other comprehensive loss	(128)	—	128	—	—
Tax (expense) benefit	29	—	(29)	—	—
Net other comprehensive income (loss)	208	—	346	(123)	431
Balance—December 31, 2022	$(146)	$—	$(182)	$(1,044)	$(1,372)

Reclassification out of accumulated other comprehensive income (loss) [Table Text Block]
The amounts reclassified out of each component of Accumulated other comprehensive loss are as follows:

Millions of dollars	Year Ended December 31,			Affected Line Items on the Consolidated Statements of Income
	2022	2021	2020
Reclassification adjustments for:
Financial derivatives:
Commodities	$(59)	$(34)	$—	Cost of sales
Foreign currency	(75)	(216)	170	Interest expense
Interest rates	6	6	5	Interest expense
Income tax (expense) benefit	29	44	(40)	Provision for income taxes
Financial derivatives, net of tax	(99)	(200)	135

Amortization of defined pension items:
Settlement loss	103	28	6	Other (expense) income, net
Actuarial loss	22	46	53	Other (expense) income, net
Prior service cost	3	3	3	Other (expense) income, net
Curtailment gain	—	—	(4)	Other (expense) income, net
Income tax expense	(29)	(17)	(15)	Provision for income taxes
Defined pension items, net of tax	99	60	43

Total reclassifications, before tax	—	(167)	233
Income tax (expense) benefit	—	27	(55)	Provision for income taxes
Total reclassifications, after tax	$—	$(140)	$178	Amount included in net income
Amortization of defined pension items are included in the computation of net periodic pension and other post-retirement benefit costs, see Note 14 to the Consolidated Financial Statements.